Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings maturity				December 15, 2024
Repayment of unsecured notes			$ 40,000	$ 0	$ 0
Long term debt repayment of principal year five	$ 224,800		216,100
Long term debt repayment of principal after year five	117,500		$ 118,700
Senior unsecured 2024 and 2027 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued				266,900
Senior unsecured 2024 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued				$ 15,000		$ 105.0
Senior unsecured 2024 [member] | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.50%		4.50%
Senior unsecured 2024 [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.67%		4.67%
Senior unsecured 2027 [member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes issued				$ 70,000
Borrowings maturity				December 15, 2027
Unsecured notes outstanding				$ 30,000
Senior unsecured 2027 [member] | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.79%		4.79%
Senior unsecured 2027 [member] | United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.87%		4.87%
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity	660,000			$ 660,000
Estimated increase in borrowing capacity	$ 150,000			$ 150,000
Long term debt weighted average interest rate over a period of time	2.10%		2.10%	2.30%
Drawings On Bank Facility [Member] | Restated Syndicated Revolving Credit Facility Maturing On June Thirtieth Two Thousand And Twenty Five [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity	$ 725,000			$ 725,000
Drawings On Bank Facility [Member] | Restated Syndicated Revolving Credit Facility Maturing On June Thirtieth Two Thousand And Twenty Three [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity	65,000			$ 65,000
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility availed	$ 52,500	$ 52,500
Long term debt weighted average interest rate over a period of time	3.00%		3.00%	0.00%
Unsecured notes 2021 [member]
Disclosure of detailed information about borrowings [line items]
Repayment of unsecured notes		$ 40,000